Allowance for credit losses	6 Months Ended
Jun. 30, 2026
Allowance for Credit Losses [Abstract]
Allowance for credit losses	Allowance for credit losses
Development of allowance for credit losses for financial assets at amortized cost

	Six months ended Jun 30, 2026
	Allowance for credit losses[5]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	421	888	4,600	247	6,156
Movements in financial assets including new business	(119)	56	1,027	(7)	957
Transfers due to changes in creditworthiness¹	78	(100)	21	N/M	—
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	(1)	(3)	—	—	(4)
Financial assets that have been derecognized during the period²	—	—	(569)	(8)	(577)
Recovery of written off amounts	—	—	51	—	51
Foreign exchange and other changes	(30)	11	(121)	2	(139)
Balance, end of reporting period	349	853	5,009	234	6,445
Provision for credit losses excluding country risk[3,4]	(42)	(47)	1,049	(7)	953
N/M – Not meaningful
[1]Transfers due to changes in creditworthiness shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[2]This position includes charge offs of allowance for credit losses
[3]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to provision for credit losses excluding country risk
[4]Credit loss provision does include € 9 million reimbursement gain as of June 30, 2026
[5]Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2026

	Six months ended Jun 30, 2025
	Allowance for credit losses[5]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	438	736	4,412	213	5,799
Movements in financial assets including new business	21	217	778	(4)	1,012
Transfers due to changes in creditworthiness¹	96	(104)	8	N/M	—
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	(65)	87	(155)	—	(133)
Financial assets that have been derecognized during the period²	—	—	(447)	—	(447)
Recovery of written off amounts	—	—	78	—	78
Foreign exchange and other changes	(9)	(27)	(258)	2	(292)
Balance, end of reporting period	481	909	4,416	211	6,018
Provision for credit losses excluding country risk[3,4]	52	200	631	(4)	880
N/M – Not meaningful
[1]Transfers due to changes in creditworthiness shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[2]This position includes charge offs of allowance for credit losses
[3]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[4]Credit loss provision includes € 8 million reimbursement gain as of June 30, 2025
[5]Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2025
Development of allowance for credit losses for off-balance sheet positions

	Six months ended Jun 30, 2026
	Allowance for credit losses[3]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	98	96	196	2	393
Movements including new business	(8)	7	16	1	17
Transfers due to changes in creditworthiness[1]	4	(6)	2	N/M	—
Changes in models	—	—	—	—	—
Foreign exchange and other changes	(1)	(2)	(25)	(2)	(30)
Balance, end of reporting period	94	96	189	1	380
Of which: Financial guarantees	86	59	84	—	229
Provision for credit losses excluding country risk[2]	(3)	1	18	1	17
N/M – Not meaningful
[1]Transfers due to changes in creditworthiness shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[2]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[3]Allowance for credit losses does not include allowance for country risk amounting to € 13 million as of June 30, 2026

	Six months ended Jun 30, 2025
	Allowance for credit losses[3]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	106	82	173	—	361
Movements including new business	(15)	9	1	3	(3)
Transfers due to changes in creditworthiness[1]	3	(3)	—	N/M	—
Changes in models	—	—	—	—	—
Foreign exchange and other changes	(3)	(9)	(12)	—	(24)
Balance, end of reporting period	91	78	162	3	335
Of which: Financial guarantees	55	42	84	—	181
Provision for credit losses excluding country risk[2]	(12)	6	1	3	(3)
N/M – Not meaningful
[1]Transfers due to changes in creditworthiness shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[2]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[3]Allowance for credit losses does not include allowance for country risk amounting to € 10 million as of June 30, 2025